Discontinued Operations - Schedule of Assets and Liabilities Classified as Held for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Receivables	$ 32	$ 56
Inventories	66	66
Prepaid expenses and other	2	2
Property and equipment, net	103	118
Total assets	203	242	265
Accounts payable	31	47
Accrued liabilities	14	20
Deferred income taxes	4	12
Total liabilities	$ 49	$ 79